Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Changes in Unvested Ordinary Shares	A summary of the changes in the Company’s unvested ordinary shares from December 31, 2021 through December 31, 2023 are as follows:

	Number of	Weighted
	unvested	average
	ordinary	grant date
	shares	fair value
Unvested ordinary shares as of December 31, 2021	1,903,058	$6.43
Granted	356,566	2.86
Vested	(915,817)	5.29
Forfeited	(49,004)	3.53
Unvested ordinary shares as of December 31, 2022	1,294,803	$4.89
Granted	383,126	0.95
Vested	(595,202)	6.25
Forfeited	(243,882)	4.79
Unvested ordinary shares as of December 31, 2023	838,845	$3.92

Summary of Share Options Activity

The following table summarizes the Company’s share options activity for the year ended December 31, 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2022	2,993,641	$6.18	8.51	$150
Granted	2,453,312	$1.15
Exercised
Forfeited	(389,854)	$4.13
Outstanding as of December 31, 2023	5,057,099	$4.09	8.27	$232
Exercisable as of December 31, 2023	1,388,148	$7.36	7.19	$37
Unvested as of December 31, 2023	3,668,951	$2.86	8.68	$195

Summary of Weighted-Average Assumptions Used in Black-Scholes Option Pricing Model

The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees during the year ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,	Year Ended December 31,
	2023	2022
Expected term (in years)	6.02	6.04
Expected volatility	72.81%	69.74%
Expected dividend yield	0.00%	0.00%
Risk free interest rate	3.53%	2.00%
Fair value of underlying ordinary shares	$1.19	$3.06

Summary of Share-based Compensation Expense

Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Years Ended December 31,
	2023	2022	2021
Research and development	$3,500	$3,750	$3,362
General and administrative	2,857	3,272	2,955
	$6,357	$7,022	$6,317